Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Goodwill [Line Items]
Goodwill					$ 26,753	$ 26,753
Goodwill Acquired					0
Goodwill Impairment		$ 0	$ (6,700)	$ 0	(6,675)	$ 0
Adjustments	[1]				240
Goodwill		20,318			20,318
North America [Member]
Goodwill [Line Items]
Goodwill					6,675
Goodwill Acquired					0
Goodwill Impairment					(6,675)
Adjustments	[1]				0
Goodwill		0			0
International [Member]
Goodwill [Line Items]
Goodwill					20,078
Goodwill Acquired					0
Goodwill Impairment					0
Adjustments	[1]				240
Goodwill		$ 20,318			$ 20,318

[1]	The adjustments to goodwill pertain to foreign currency translation adjustments, totaling positive $0.85 million and positive $0.24 million during the three and nine-month periods ended September 30, 2024.